Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes
Convertible Notes

8.Convertible Notes

In December 2024, Tvardi entered into a note purchase agreement to issue and sell convertible notes (the Convertible Notes) in an aggregate principal amount of $28.3 million. The Convertible Notes accrue interest at 8% per annum and mature on December 31, 2026 (the Maturity Date). As of December 31, 2024, the Company has recorded $0.2 million in accrued interest.

Pursuant to the terms of the note purchase agreement, the Convertible Notes may be converted into shares of common stock or other equity securities upon (i) a Qualified Financing or non-Qualified Financing (both as defined below), (ii) an IPO, or (iii) a reverse merger, as further discussed below.

Conversion upon a Qualified Financing

In the event that the Company issues and sells shares of its equity securities to investors while the Convertible Notes remain outstanding in an equity financing with total proceeds of at least $15.0 million (a Qualified Financing), then the outstanding principal amount of the Convertible Notes and any unpaid accrued interest shall automatically convert into equity securities sold in the Qualified Financing at a conversion price equal to the lesser of (i) the price paid per share of the equity securities by the investors in the Qualified Financing multiplied by 0.8 and (ii) the quotient resulting from dividing $252.0 million by the number of outstanding shares of common stock of the Company immediately prior to the Qualified Financing.

Optional conversion upon a non-Qualified Financing

In the event that the Company consummates, while the Convertible Notes remain outstanding, an equity financing pursuant to which it sells shares of the Company’s preferred stock in a transaction that does not constitute a Qualified Financing, the noteholders holding a majority of the outstanding principal amount of the Convertible Notes shall have the option to treat such equity financing as a Qualified Financing and thereby cause the Convertible Notes to convert into equity securities pursuant to the terms of the Qualified Financing.

Conversion upon on IPO

In the event that the Company consummates, while the Convertible Notes remain outstanding, an underwritten IPO, then the outstanding principal amount of the Convertible Notes and any unpaid accrued interest shall automatically convert into shares of the Company’s common stock at a conversion price equal to the lesser of (i) 80% of the initial public offering price per share in the IPO and (ii) the price obtained by dividing $300.0 million by the number of outstanding shares of the Company’s common stock immediately prior to the IPO.

Conversion upon on a reverse merger

In the event that the Company consummates, while the Convertible Notes remain outstanding, a reverse merger transaction with a public traded company, the primary purposes of which transaction or series of related transactions is the public listing of the Company and pursuant to which the stockholders of the Company prior to such transactions shall beneficially own greater than 50% of the surviving entity or the parent entity, then the outstanding principal amount of the Convertible Notes and any unpaid accrued interest shall automatically convert into common stock of such publicly traded company upon the closing of such reverse merger at a conversion price equal to the lesser of (i) the price obtained by dividing $300.0 million by the number of outstanding shares of common stock of the Company immediately prior to the consummation of the reverse merger or (ii) 80% of the implied valuation of the combined company common stock in the Merger.

Payout upon a change of control

In the event that the Company consummates a change of control (as defined within the note purchase agreement to be events other than a reverse merger) while the Convertible Notes remain outstanding, the Company shall repay the note holders in cash an amount equal to (i) the outstanding principal amount of the Convertible Notes plus any unpaid accrued interest on the original principal, plus (ii) a repayment premium equal to 100% of the outstanding principal amount of the Convertible Notes.

Maturity date conversion

In the event the Convertible Notes remain outstanding on or following the Maturity Date, the noteholders shall have the option to elect to have the outstanding principal balance of the Convertible Notes and any unpaid accrued interest thereon convert into shares of the Company’s Series B Preferred Stock at a conversion price per share equal to $3.8095.

The Convertible Notes were recorded at fair value of $28.3 million upon issuance and were remeasured to the fair value of $30.1 million as of December 31, 2024. The change in the fair value of the Convertible Notes of $1.8 million was recorded within other income (expense), net on the Company’s statement of operations for the year ended December 31, 2024. There was approximately $0.1 million of debt issuance costs incurred in connection with the Convertible Notes. This amount was recognized within other income (expense), net in the Company’s statement of operations during the year ended December 31, 2024.

The future minimum principal payments under the Convertible Notes, if not otherwise converted pursuant to the terms above, as of December 31, 2024 are as follows:

Principal
Years ended December 31,	Payments
2025	$—
2026	28,298
Thereafter	—
Total	$28,298